Global Clean Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020

	Shares	Fair Value
Common Stock - 93.5%
Electric Vehicle Components - 3.5%
Germany - 3.5%
Akasol AG	3,082	$189,375

Electric Vehicle OEM - 3.5%
Cayman Islands - 3.5%
Nio, Inc.	10,000	190,300

Electricity Generation - 1.1%
United States - 1.1%
FirstEnergy Corporation	2,000	57,180

Industrials - 2.9%
Ireland - 0.5%
Eaton Corporation Plc	299	30,528
United States - 2.4%
Plug Power, Inc. (1)	10,000	129,800
		160,328
New Energy Vehicle - 10.1%
Cayman Islands - 2.5%
NIU Technologies (1)	6,500	134,355
Jersey - 1.0%
Aptiv Plc	661	56,925
United Kingdom - 0.6%
Sensata Technologies Holdings Plc (1)	767	31,938
United States - 6.0%
Tesla, Inc. (1)	650	323,908
		547,126
Other Renewable Generation - 4.2%
Bermuda - 2.5%
Brookfield Renewable Partners, L.P.	2,992	135,956
Canada - 1.7%
Brookfield Renewable Corporation	1,782	90,739
		226,695
Other Sustainable - 1.0%
United States - 1.0%
Ecolab, Inc.	263	51,832

Power Semiconductor - 3.4%
Germany - 1.3%
Infineon Technology	2,516	69,537
Netherlands - 1.0%
Stmicroelectronics NV	1,802	54,511
United States - 1.1%
Cree, Inc. (1)	1,000	63,100
		187,148
Smart Grid - 3.5%
Switzerland - 1.0%
Landis & Gyr Group	850	51,388
United States - 2.5%
Itron, Inc. (1)	2,300	137,011
		188,399
Solar Developer - 7.8%
Mauritius - 2.3%
Azure Power Global Ltd (1)	5,094	126,943
United States - 5.5%
Sunnova Energy International, Inc. (1)	2,233	52,967
Vivint Solar, Inc. (1)	8,000	247,040
		426,950
Solar Energy Equipment - 14.8%
France - 1.1%
Schneider Electric	2,535	62,691
United States - 13.7%
Enphase Energy, Inc. (1)	2,250	173,768
First Solar, Inc. (1)	800	61,272
Solaredge Technologies, Inc. (1)	772	170,728
Sunrun, Inc. (1)	6,000	339,330
		807,789
Solar Generation - 5.3%
Spain - 5.3%
Solaria Energia Y	14,188	289,523

Utilities - 8.0%
Germany - 1.7%
RWE AG	2,325	92,392
Italy - 2.2%
Enel S.p.A.	13,000	117,732
Spain - 1.3%
EDP Renovaveis S.A.	4,250	72,627
United States - 2.8%
NextEra Energy, Inc.	548	152,985
		435,736
Waste & Recycling - 1.3%
Canada - 1.3%
Waste Connections, Inc.	731	73,122

Water Tech & Equipment - 6.2%
United States - 6.2%
Energy Recovery, Inc. (1)	5,420	46,124
Evoqua Water Technologies Corporation (1)	8,811	180,273
Xylem, Inc.	1,400	112,252
		338,649
Water Utility - 2.1%
United States - 2.1%
American Water Works Co., Inc.	400	56,536
Essential Utilities Inc.	1,360	57,800
		114,336
Wind Energy Equipment - 6.1
Denmark - 2.2%
Vestas Wind System	796	121,027
Germany - 0.7%
Nordex SE (1)	2,889	37,751
United States - 3.2%
TPI Composites, Inc. (1)	5,700	175,047
		333,825
Wind Generation - 2.1%
Denmark - 2.1%
Vestas Wind System AS	2,247	113,181

YieldCo - 6.6%
Canada - 1.2%
Innergex Renewable Energy	3,777	65,211
United Kingdom - 2.5%
Atlantica Yield Plc	4,494	134,955
United States - 2.9%
Clearway Energy, Inc.	2,900	73,979
NextEra Energy Partners, L.P.	1,422	85,775
		359,920
Total Common Stock (Cost $3,321,401)		$5,091,414

	Shares	Fair Value
Short-Term Investments - Investment Companies - 4.4%
United States - 4.4%
First American Government Obligations Fund - Class X, 0.07%(2)	118,602	$118,602
First American Treasury Obligations Fund - Class X, 0.07%(2)	118,602	118,602
Total Short-Term Investments (Cost $237,204)		$237,204

Total Investments - 97.9% (Cost $3,558,605)		$5,328,618
Other Assets in Excess of Liabilities - 2.1%		114,678
Total Net Assets Applicable to Unitholders - 100.0%		$5,443,296

Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended August 31, 2020. As such, it is classified as a non-income producing security as of August 31, 2020.
(2)	Rate reported is the current yield as of August 31, 2020.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2020	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$5,091,414	$5,091,414	$-	$-
Total Equity Securities	5,091,414	5,091,414	-	-
Other
Short Term Investments (a)	237,204	237,204	-	-
Total Other	237,204	237,204	-	-
Total Assets	$5,328,618	$5,328,618	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2020.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2020.